Filed with the Securities and Exchange Commission on December 11, 2024
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	617	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	618	[	X	]
(Check appropriate box or boxes.)

MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 516-1712

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Michael P. O’Hare, Esq. Stradley Ronon Stevens & Young, LLP. 2005 Market Street, Suite 2600 Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to Rule 485(b)
[		]	On ( ) pursuant to Rule 485(b)
[		]	60 days after filing pursuant to Rule(a)(1)
[		]	on (date) pursuant to Rule(a)(1)
[		]	75 days after filing pursuant to Rule(a)(2)
[		]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Explanatory Note: This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 596, filed on April 25, 2024. The sole purpose of this Post-Effective Amendment No. 617 is to file an exhibit.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
(Kensington Funds)

    OTHER INFORMATION

Item 28. Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017

(b)			Amended and Restated Bylaws – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)	(i)
Investment Advisory Agreement between the Trust, on behalf of the Kensington Managed Income Fund, Kensington Dynamic Growth Fund, and Kensington Active Advantage Fund, and Kensington Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A filed on March 18, 2022.

		(ii)
Amendment to Investment Advisory Agreement between the Trust, on behalf of the Kensington Defender Fund, and Kensington Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

	(2)
Sub-Advisory Agreement between Kensington Asset Management, LLC and Liquid Strategies, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

	(3)
Investment Advisory Agreement between Kensington Asset Management, LLC and Kensington Defender Offshore Fund – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

	(4)
Sub-Advisory Agreement between Kensington Asset Management, LLC and Liquid Strategies, LLC, with respect to the Kensington Defender Offshore Fund – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

	(5)	(i)
Operating Expenses Limitation Agreement between the Trust, on behalf of the Kensington Managed Income Fund, Kensington Dynamic Growth Fund, and Kensington Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A filed on March 18, 2022.

		(ii)
Amendment to Operating Expenses Limitation Agreement between the Trust, on behalf of the Kensington Defender Fund, and Kensington Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

(e)	(1)	(i)
Distribution Agreement between the Trust, on behalf of Kensington Asset Management, LLC, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A filed on March 18, 2022.

		(ii)
Amendment to the Distribution Agreement between the Trust, on behalf of Kensington Defender Fund, and Quasar Distributors, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

(f)			Bonus or Profit Sharing Contracts – not applicable
(g)	(1)	(i)
Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

		(ii)
Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

(h)	(1)	(i)
Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

		(ii)
Amendment to the Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

	(2)
12d1-4 Fund of Funds Investment Agreement by and between Managed Portfolio Series and Manning & Napier Fund, Inc. — incorporated herein by reference from Post-Effective Amendment No. 596 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2024.

(i)	(1)
Opinion and Consent of Counsel for the Kensington Managed Income Fund, Kensington Dynamic Growth Fund, and Kensington Active Advantage Fund – incorporated herein by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A filed on March 18, 2022.

(i)
Opinion and Consent of Counsel for the Kensington Defender Fund – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

(j)	(1)
Consent of Independent Registered Public Accounting Firm for the Kensington Managed Income Fund, Kensington Dynamic Growth Fund, Kensington Active Advantage Fund, and Kensington Defender Fund – filed herewith.

	(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated February 23, 2022 – incorporated herein by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A filed on March 18, 2022.

(k)			Omitted Financial Statements – not applicable.
(l)			Seed Capital Agreements – incorporated herein by reference to the Trust's registration statement on Form N-1A filed on May 5, 2011.
(m)
Rule 12b-1 Plan for the Kensington Managed Income Fund, Kensington Dynamic Growth Fund, and Kensington Active Advantage Fund – incorporated herein by reference from Post-Effective Amendment No. 569 to the Trust’s Registration Statement on Form N-1A filed on April 27, 2023.

(n)
Multiple Class Plan (Rule 18f-3) to the Kensington Managed Income Fund, Kensington Dynamic Growth Fund, and Kensington Active Advantage Fund – incorporated herein by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A filed on March 18, 2022.

(o)			Reserved
(p)	(1)		Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 560 to Trust’s Registration Statement on Form N-1A filed on February 27, 2023.

(2)	Code of Ethics for Kensington Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.
(3)	Code of Ethics for Liquid Strategies, LLC. – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

Item 29. Persons Controlled by or Under Common Control with Registrant

    No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

    With respect to the Adviser and Sub-Adviser for the Defender Fund, the response to this Item will be incorporated by reference to each of the Adviser’s and Sub-Adviser’s Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. The Adviser’s and Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Advisor Managed Portfolios
2.Capital Advisors Growth Fund, Series of Advisors Series Trust
3.Chase Growth Fund, Series of Advisors Series Trust
4.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
5.Edgar Lomax Value Fund, Series of Advisors Series Trust

6.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
7.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
8.Fort Pitt Capital Total Return Fund, Series of Advisors Series Trust
9.Huber Large Cap Value Fund, Series of Advisors Series Trust
10.Huber Mid Cap Value Fund, Series of Advisors Series Trust
11.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
12.Huber Small Cap Value Fund, Series of Advisors Series Trust
13.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
14.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
15.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
16.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
17.PIA BBB Bond Fund, Series of Advisors Series Trust
18.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
19.PIA High Yield Fund, Series of Advisors Series Trust
20.PIA MBS Bond Fund, Series of Advisors Series Trust
21.PIA Short-Term Securities Fund, Series of Advisors Series Trust
22.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
23.Poplar Forest Partners Fund, Series of Advisors Series Trust
24.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
25.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Reverb ETF, Series of Advisors Series Trust
30.Scharf Fund, Series of Advisors Series Trust
31.Scharf Global Opportunity Fund, Series of Advisors Series Trust
32.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
33.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
34.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
35.VegTech Plant-based Innovation & Climate ETF, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Barrett Opportunity Fund, Inc.
41.Brookfield Infrastructure Income Fund, Inc.
42.Brookfield Investment Funds
43.Buffalo Funds
44.DoubleLine Funds Trust
45.EA Series Trust (f/k/a Alpha Architect ETF Trust)
46.Ecofin Tax-Advantaged Social Impact Fund, Inc.
47.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
48.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
49.AAM S&P 500 Emerging Markets High Dividend Value ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM S&P Developed Markets High Dividend Value ETF, Series of ETF Series Solutions

52.AAM Transformers ETF, Series of ETF Series Solutions
53.AlphaMark Actively Managed Small Cap ETF, Series of ETF Series Solutions
54.Aptus Collared Income Opportunity ETF, Series of ETF Series Solutions
55.Aptus Defined Risk ETF, Series of ETF Series Solutions
56.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
57.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
58.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
59.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
60.Blue Horizon BNE ETF, Series of ETF Series Solutions
61.BTD Capital Fund, Series of ETF Series Solutions
62.Carbon Strategy ETF, Series of ETF Series Solutions
63.Cboe Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
64.ClearShares OCIO ETF, Series of ETF Series Solutions
65.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
66.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
67.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
68.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
69.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
70.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
71.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
72.Hoya Capital Housing ETF, Series of ETF Series Solutions
73.iBET Sports Betting & Gaming ETF, Series of ETF Series Solutions
74.International Drawdown Managed Equity ETF, Series of ETF Series Solutions
75.LHA Market State Alpha Seeker ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
78.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
79.Loncar Cancer Immunotherapy ETF, Series of ETF Series Solutions
80.Loncar China BioPharma ETF, Series of ETF Series Solutions
81.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
82.Nationwide Dow Jones® Risk-Managed Income ETF, Series of ETF Series Solutions
83.Nationwide Nasdaq-100 Risk-Managed Income ETF, Series of ETF Series Solutions
84.Nationwide Russell 2000® Risk-Managed Income ETF, Series of ETF Series Solutions
85.Nationwide S&P 500® Risk-Managed Income ETF, Series of ETF Series Solutions
86.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
87.Opus Small Cap Value ETF, Series of ETF Series Solutions
88.Roundhill Acquirers Deep Value ETF, Series of ETF Series Solutions
89.The Acquirers Fund, Series of ETF Series Solutions
90.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
91.U.S. Global JETS ETF, Series of ETF Series Solutions
92.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
93.US Vegan Climate ETF, Series of ETF Series Solutions
94.First American Funds, Inc.
95.FundX Investment Trust
96.The Glenmede Fund, Inc.
97.The Glenmede Portfolios
98.The GoodHaven Funds Trust

99.Harding, Loevner Funds, Inc.
100.Hennessy Funds Trust
101.Horizon Funds
102.Hotchkis & Wiley Funds
103.Intrepid Capital Management Funds Trust
104.Jacob Funds Inc.
105.The Jensen Quality Growth Fund Inc.
106.Kirr, Marbach Partners Funds, Inc.
107.Leuthold Funds, Inc.
108.Core Alternative ETF, Series of Listed Funds Trust
109.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
110.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
111.LKCM Funds
112.LoCorr Investment Trust
113.MainGate Trust
114.ATAC Rotation Fund, Series of Managed Portfolio Series
115.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
116.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
117.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
118.Ecofin Global Energy Transition Fund, Series of Managed Portfolio Series
119.Ecofin Global Renewables Infrastructure Fund, Series of Managed Portfolio Series
120.Ecofin Global Water ESG Fund, Series of Managed Portfolio Series
121.Ecofin Sustainable Water Fund, Series of Managed Portfolio Series
122.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
123.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Defender Fund, Series of Managed Portfolio Series
126.Kensington Dynamic Growth Fund, Series of Managed Portfolio Series
127.Kensington Managed Income Fund, Series of Managed Portfolio Series
128.LK Balanced Fund, Series of Managed Portfolio Series
129.Muhlenkamp Fund, Series of Managed Portfolio Series
130.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
131.Nuance Concentrated Value Long Short Fund, Series of Managed Portfolio Series
132.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133.Olstein All Cap Value Fund, Series of Managed Portfolio Series
134.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
135.Port Street Quality Growth Fund, Series of Managed Portfolio Series
136.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
137.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
138.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
139.Reinhart International PMV Fund, Series of Managed Portfolio Series
140.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
141.Tortoise Energy Infrastructure and Income Fund, Series of Managed Portfolio Series
142.Tortoise Energy Infrastructure Total Return Fund, Series of Managed Portfolio Series
143.Tortoise North American Pipeline Fund, Series of Managed Portfolio Series
144.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
145.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
146.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
147.Mar Vista Strategic Growth Fund, Series of Manager Directed Portfolios
148.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios

149.Matrix Advisors Funds Trust
150.Matrix Advisors Value Fund, Inc.
151.Monetta Trust
152.Nicholas Equity Income Fund, Inc.
153.Nicholas Fund, Inc.
154.Nicholas II, Inc.
155.Nicholas Limited Edition, Inc.
156.Oaktree Diversified Income Fund Inc.
157.Permanent Portfolio Family of Funds
158.Perritt Funds, Inc.
159.Procure ETF Trust II
160.Professionally Managed Portfolios
161.Prospector Funds, Inc.
162.Provident Mutual Funds, Inc.
163.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
164.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
165.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
166.Aquarius International Fund, Series of The RBB Fund, Inc.
167.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
168.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Emerging Markets Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Global Long/Short Fund, Series of The RBB Fund, Inc.
172.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
173.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
174.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
175.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
176.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
177.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
178.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
179.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
180.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
181.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
182.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
184.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
185.SGI Global Equity Fund, Series of The RBB Fund, Inc.
186.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
187.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
188.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
189.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
190.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
191.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
192.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
193.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
194.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
195.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
196.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
197.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
198.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
199.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.

200.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
201.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
202.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
203.The RBB Fund Trust
204.RBC Funds Trust
205.Series Portfolios Trust
206.Thompson IM Funds, Inc.
207.TrimTabs ETF Trust
208.Trust for Advised Portfolios
209.Barrett Growth Fund, Series of Trust for Professional Managers
210.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
211.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
212.CrossingBridge Low Duration High Yield Fund, Series of Trust for Professional Managers
213.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
214.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
215.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
216.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
217.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
218.Jensen Quality Value Fund, Series of Trust for Professional Managers
219.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
220.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
221.Terra Firma US Concentrated Realty Fund, Series of Trust for Professional Managers
222.USQ Core Real Estate Fund
223.Wall Street EWM Funds Trust
224.Wisconsin Capital Funds, Inc.

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)Not applicable.

Item 33. Location of Accounts and Records

    The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Kensington Asset Management, LLC Barton Oaks Plaza, Bldg II, 901 S Mopac Expressway, Suite 225 Austin, Texas 78746
Registrant’s Sub-Adviser (Defender Fund)	Liquid Strategies, LLC 3550 Lenox Road, Suite 2550 Atlanta, Georgia 30326
Registrant’s Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34. Management Services

    Not applicable.

Item 35. Undertakings

    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 617 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 617 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11th day of December, 2024.

Managed Portfolio Series

By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 11th day of December, 2024.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Benjamin Eirich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Benjamin Eirich

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney